Geographic Information and Major Customer and Product Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenues within geographic areas

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Revenues based on customer's location:
Israel	$—	$—	$2	$—
United States	569	962	1,492	3,231
Europe	665	553	2,162	1,567
Asia-Pacific	—	2	36	10
Latin America	—	—	—	58
Africa	—	100	—	100
Total revenues	$1,234	$1,617	$3,692	$4,966

	Year Ended December 31,
	2018	2017	2016
Revenues based on customer’s location:
Israel	$—	$—	$—
United States	3,558	4,598	3,741
Europe	2,807	3,094	1,144
Asia-Pacific	22	61	984
Latin America	58	—	—
Africa	100	—	—

Total revenues	$6,545	$7,753	$5,869

Schedule of long-lived assets by geographic region

	September 30,	December 31,
	2019	2018
Long-lived assets by geographic region (*):
Israel	$178	$206
United States	227	330
Germany	75	90
	$480	$626

(*)	Long-lived assets are comprised of property and equipment, net.

	December 31,
	2018	2017
Long-lived assets by geographic region:
Israel	$206	$298
United States	330	342
Germany	90	200

	$626	$840

Schedule of major customer data as a percentage of total revenues
	Nine Months Ended September 30,
	2019	2018
Major customer data as a percentage of total revenues:
Customer A	13.13%	47.7%

	Year Ended December 31,
	2018	2017	2016
Customer A	38.0%	35.2%	33.3%